13F-HR
period						6/30/02
  					0001157287
						2kanvf#p
<SROS> 					none
<document-count>				1
<submission-contact>
    name					JACQUELINE KEALY
    phone					(212) 207-2703
    type					13F-HR
    description				Form 13F Holdings Report


							UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if amended [     ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Artemis Investment Management LLC
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 	      7/26/02

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			82

Form 13F information table value total (x$1000):	$163,284


List of other included managers:

No.	13F File number 		Name

1.	28-2437			Strategic Investment Management.



Artemis Investment Management











FORM 13F











30-Jun-02































Voting
Authority
















Title of

Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
 class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mangrs
Sole
Shared
None
------------------------------
-----------
---------
--------
--------
---
----
-------
-----------
-
--------
--------
--------












Accredo Health Inc
COM
00437V104
3940
85400
SH

Sole

85400


Advo Inc.
COM
007585102
4302
113000
SH

Sole

113000


Allete
COM
018522102
374
13795
SH

Sole

13795


American Tower Corp.
COM
029912201
1949
564905
SH

Sole

564905


Anthem Inc
COM
03674B104
294
4355
SH

Sole

4355


Arris Group Inc.
COM
04269Q100
1186
264800
SH

Sole

264800


Associated Banc-Corp
COM
045487105
400
10603
SH

Sole

10603


Bard C.R. Inc
COM
067383109
413
7295
SH

Sole

7295


Biomet Inc.
COM
090613100
93
3425
SH

Sole

3425


Biosource International Inc.
COM
09066H104
913
154800
SH

Sole

154800


Bisys Group
COM
055472104
295
8850
SH

Sole

8850


Borders Group Inc
COM
099709107
4569
248300
SH

Sole

248300


Brinker International
COM
109641100
381
12000
SH

Sole

12000


Canadian National
COM
136375102
378
7295
SH

Sole

7295


Compucredit
COM
20478N100
162
23815
SH

Sole

23815


Conagra Inc
COM
205887102
451
16315
SH

Sole

16315


Cray Inc
COM
225223106
2345
524690
SH

Sole

524690


DRS Technologies
COM
23330X100
5929
138700
SH

Sole

138700


DST Systems Inc.
COM
233326107
293
6400
SH

Sole

6400


DoubleClick Inc
COM
258609304
1729
238455
SH

Sole

238455


Duane Reade Inc.
COM
263578106
5761
169200
SH

Sole

169200


Eastman Chemical Co.
COM
277432100
403
8585
SH

Sole

8585


Echostar Communications Corp
COM
278762109
117
6315
SH

Sole

6315


Electronic For Imaging
COM
286082102
369
23185
SH

Sole

23185


Elizabeth Arden Inc.
COM
28660G106
3768
215300
SH

Sole

215300


Emcor Group
COM
29084Q100
4836
82385
SH

Sole

82385


Entercom Communications Corp.
COM
293639100
3658
79700
SH

Sole

79700


ExpressJet Holdings Inc
COM
30218U108
159
12165
SH

Sole

12165


FMC Technologies
COM
30249U101
6258
301450
SH

Sole

301450


Family Dollar Stores
COM
307000109
434
12300
SH

Sole

12300


Federated Dept Stores
COM
31410H101
349
8800
SH

Sole

8800


Fisher Scientific
COM
338032204
5954
212640
SH

Sole

212640


Flowserve Corp
COM
34354P105
5563
186665
SH

Sole

186665


Foot Locker Inc.
COM
344849104
5835
403815
SH

Sole

403815


Gannett Co. Inc.
COM
364730101
363
4785
SH

Sole

4785


Gap, Inc., The
COM
364760108
352
24805
SH

Sole

24805


General Cable
COM
369300108
1987
315450
SH

Sole

315450


Grant Pride Co
COM
38821G101
4026
296000
SH

Sole

296000


Gtech Holdings
COM
400518106
2064
80800
SH

Sole

80800


Kroger
COM
501044101
175
8805
SH

Sole

8805


LCC International Inc.
COM
501810105
336
234700
SH

Sole

234700


Lehman Brothers Holdings Inc.
COM
524908100
364
5815
SH

Sole

5815


Lithia Motors
COM
536797103
1936
71900
SH

Sole

71900


Masco Corp
COM
574599106
175
6465
SH

Sole

6465


McDonalds Corp.
COM
580135101
186
6530
SH

Sole

6530


Mediacom Communications Corp
COM
58446K105
1447
185700
SH

Sole

185700


Medsource Technology Inc.
COM
58505Y103
1660
135500
SH

Sole

135500


Metro Goldwyn Mayer Inc.
COM
591610100
1775
151681
SH

Sole

151681


Mettler Toledo International
COM
592688105
327
8860
SH

Sole

8860


Micromuse
COM
595094103
1221
263200
SH

Sole

263200


Mohawk Industries
COM
608190104
213
3465
SH

Sole

3465


Noble Energy Inc
COM
655044105
147
4080
SH

Sole

4080


O'Reilly Automotive Inc.
COM
686091109
2290
83105
SH

Sole

83105


Office Depot
COM
676220106
137
8145
SH

Sole

8145


Omnicare Inc.
COM
681904108
6216
236715
SH

Sole

236715


On Assignment
COM
682159108
2264
127200
SH

Sole

127200


Pacer International Inc
COM
69373H106
3529
204725
SH

Sole

204725


Pall Corp.
COM
696429307
428
20635
SH

Sole

20635


Pentair Inc.
COM
709631105
168
3485
SH

Sole

3485


Quest Diagnostics Inc
COM
74834L100
124
1445
SH

Sole

1445


Quicksilver
COM
74838C106
207
8345
SH

Sole

8345


Radio One Inc (Non voting Stoc
COM
75040P405
510
34300
SH

Sole

34300


Reebok International
COM
758110100
291
9880
SH

Sole

9880


Regal Entertainment Grp
COM
758766109
2446
104900
SH

Sole

104900


Regeneration Technologies Inc.
COM
75886N100
1963
324970
SH

Sole

Other


DRS Technologies
COM
23330X100
5929
138700
SH

Sole

138700


DST Systems Inc.
COM
233326107
293
6400
SH

Sole

6400


DoubleClick Inc
COM
258609304
1729
238455
SH

Sole

238455


Duane Reade Inc.
COM
263578106
5761
169200
SH

Sole

169200


Eastman Chemical Co.
COM
277432100
403
8585
SH

Sole

8585


Echostar Communications Corp
COM
278762109
117
6315
SH

Sole

6315


Electronic For Imaging
COM
286082102
369
23185
SH

Sole

23185


Elizabeth Arden Inc.
COM
28660G106
3768
215300
SH

Sole

215300


Emcor Group
COM
29084Q100
4836
82385
SH

Sole

82385


Entercom Communications Corp.
COM
293639100
3658
79700
SH

Sole

79700


ExpressJet Holdings Inc
COM
30218U108
159
12165
SH

Sole

12165


FMC Technologies
COM
30249U101
6258
301450
SH

Sole

301450


Family Dollar Stores
COM
307000109
434
12300
SH

Sole

12300


Federated Dept Stores
COM
31410H101
349
8800
SH

Sole

8800


Fisher Scientific
COM
338032204
5954
212640
SH

Sole

212640


Flowserve Corp
COM
34354P105
5563
186665
SH

Sole

186665


Foot Locker Inc.
COM
344849104
5835
403815
SH

Sole

403815


Gannett Co. Inc.
COM
364730101
363
4785
SH

Sole

4785


Gap, Inc., The
COM
364760108
352
24805
SH

Sole

24805


General Cable
COM
369300108
1987
315450
SH

Sole

315450


Grant Pride Co
COM
38821G101
4026
296000
SH

Sole

296000


Gtech Holdings
COM
400518106
2064
80800
SH

Sole

80800


Kroger
COM
501044101
175
8805
SH

Sole

8805


LCC International Inc.
COM
501810105
336
234700
SH

Sole

234700


Lehman Brothers Holdings Inc.
COM
524908100
364
5815
SH

Sole

5815


Lithia Motors
COM
536797103
1936
71900
SH

Sole

71900


Masco Corp
COM
574599106
175
6465
SH

Sole

6465


McDonalds Corp.
COM
580135101
186
6530
SH

Sole

6530


Mediacom Communications Corp
COM
58446K105
1447
185700
SH

Sole

185700


Medsource Technology Inc.
COM
58505Y103
1660
135500
SH

Sole

135500


Metro Goldwyn Mayer Inc.
COM
591610100
1775
151681
SH

Sole

151681


Mettler Toledo International
COM
592688105
327
8860
SH

Sole

8860


Micromuse
COM
595094103
1221
263200
SH

Sole

263200


Mohawk Industries
COM
608190104
213
3465
SH

Sole

3465


Noble Energy Inc
COM
655044105
147
4080
SH

Sole

4080


O'Reilly Automotive Inc.
COM
686091109
2290
83105
SH

Sole

83105


Office Depot
COM
676220106
137
8145
SH

Sole

8145


Omnicare Inc.
COM
681904108
6216
236715
SH

Sole

236715


On Assignment
COM
682159108
2264
127200
SH

Sole

127200


Pacer International Inc
COM
69373H106
3529
204725
SH

Sole

204725


Pall Corp.
COM
696429307
428
20635
SH

Sole

20635


Pentair Inc.
COM
709631105
168
3485
SH

Sole

3485


Quest Diagnostics Inc
COM
74834L100
124
1445
SH

Sole

1445


Quicksilver
COM
74838C106
207
8345
SH

Sole

8345


Radio One Inc (Non voting Stoc
COM
75040P405
510
34300
SH

Sole

34300


Reebok International
COM
758110100
291
9880
SH

Sole

9880


Regal Entertainment Grp
COM
758766109
2446
104900
SH

Sole

104900


Regeneration Technologies Inc.
COM
75886N100
1963
324970
SH

Sole

324970


Rehabcare Group
COM
759148109
4316
179600
SH

Sole

179600


Robert Half Int't Inc
COM
770323103
187
8025
SH

Sole

8025


Shaw Group Inc.
COM
820280105
5366
174800
SH

Sole

174800


Sicor Inc
COM
825846108
4911
264900
SH

Sole

264900


Silgan Holdings
COM
827048109
2790
69000
SH

Sole

69000


Six Flags Inc.
COM
83001P109
5149
356365
SH

Sole

356365


Smithfield Foods
COM
832248108
3053
164600
SH

Sole

164600


Sourcecorp
COM
836167106
5185
195650
SH

Sole

195650


Southwest Bancorp TX
COM
84476R109
4039
111500
SH

Sole

111500


Tenet Healthcare Corp.
COM
88033G100
292
4085
SH

Sole

4085


Travelers Property Casualty
COM
89420G109
162
9135
SH

Sole

9135


Triad Hospitals
COM
89579K109
6197
146220
SH

Sole

146220


Valassis Communications
COM
918866104
3601
98650
SH

Sole

98650


Varian Inc.
COM
922206107
4259
129255
SH

Sole

129255


Viad Corp
COM
92552R109
278
10695
SH

Sole

10695


Wendy's International Inc.
COM
950590109
188
4730
SH

Sole

4730


Werner Enterprises
COM
950755108
124
5825
SH

Sole

5825


REPORT SUMMARY
82
DATA RCRDS
163284

0





























